Partners' Capital and Distributions	12 Months Ended
Dec. 31, 2019
Partners' Capital Notes [Abstract]
Partners' Capital and Distributions	Partners’ Capital and Distributions

Partners’ Capital

The following table details the changes in the number of our common units outstanding from January 1, 2017 through December 31, 2019:

Common units outstanding on January 1, 2017	227,783,916
January 2017—Settlement of employee LTIP awards	216,679
During 2017—Other(a)	23,961
Common units outstanding on December 31, 2017	228,024,556
January 2018—Settlement of employee LTIP awards	168,913
During 2018—Other(a)	1,691
Common units outstanding on December 31, 2018	228,195,160
February 2019—Settlement of employee LTIP awards	199,792
During 2019—Other(a)	8,476
Common units outstanding on December 31, 2019	228,403,428

(a)	Common units issued to settle the equity-based retainer paid to independent directors of our general partner.

Our partnership agreement allows us to issue additional partnership securities for any partnership purpose at any time and from time to time for consideration and on terms and conditions as our general partner determines, all without approval by our unitholders.

Common unitholders have the following rights, among others:

•	right to receive distributions of our available cash within 45 days after the end of each quarter;

•	right to elect the board members of our general partner;

•	right to remove Magellan GP, LLC as our general partner upon a 100% vote of outstanding unitholders;

•	right to transfer common unit ownership to substitute common unitholders;

•
right to receive an annual report, containing audited financial statements and a report on those financial statements by our independent public accountants, within 120 days after the close of the fiscal year end;

•	right to receive information reasonably required for tax reporting purposes within 90 days after the close of the calendar year;

•	right to vote according to the unitholder’s percentage interest in us at any meeting that may be called by our general partner; and

•	right to inspect our books and records at the unitholder’s own expense.

In the event of liquidation, we would distribute all property and cash in excess of that required to discharge all liabilities to the unitholders in proportion to the positive balances in their respective capital accounts. The common unitholders’ liability is generally limited to their investment.

Distributions

Distributions we paid during 2017, 2018 and 2019 were as follows (in thousands, except per unit amount):

Payment Date	Per Unit Cash Distribution Amount	Total Cash Distribution
2/14/2017	$0.8550	$194,961
5/15/2017	0.8725	198,951
8/14/2017	0.8900	202,942
11/14/2017	0.9050	206,362
Total	$3.5225	$803,216

2/14/2018	$0.9200	$209,940
5/15/2018	0.9375	213,933
8/14/2018	0.9575	218,497
11/14/2018	0.9775	223,061
Total	$3.7925	$865,431

2/14/2019	$0.9975	$227,832
5/15/2019	1.0050	229,545
8/14/2019	1.0125	231,258
11/14/2019	1.0200	232,971
Total	$4.0350	$921,606